Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other income
Schedule of other income

	2023	2022	2021

	(€ in thousands)
Net gain on divestment of intellectual property	2,931	—	—
Grant income	75	699	1,012
Other income	5	66	31
	3,011	765	1,043